UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22468

Ashmore Funds

(Exact name of registrant as specified in charter)

61 Aldwych

London, WC2B 4AE

England

(Address of principal executive offices) (Zip code)

Corporation Service Company

84 State Street

Boston, MA 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code: 011-44-20-3077-6000

Date of fiscal year end: October 31, 2011

Date of reporting period: January 31, 2011

Item 1.	Schedule of Investments.

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND	(UNAUDITED)

SCHEDULE OF INVESTMENTS

January 31, 2011

	Principal Amount	Market Value	% of Net Assets
Debt Securities

Argentina (Cost $ 410,244)
Empresa Distribuidora Y Comercializadora Norte 9.750%, 10/25/2022	100,000	$111,250	1.10
Pan American Energy LLC, Argentine Branch 7.875%, 5/07/2021	100,000	106,983	1.06
WPE International Cooperatief U.A. 10.375%, 9/30/2020	200,000	203,654	2.01
		421,887	4.17

Barbados (Cost $ 109,944)
Columbus International, Inc. 11.500%, 11/20/2014	100,000	112,600	1.11
		112,600	1.11

Brazil (Cost $ 754,412)
Cia Energetica de Sao Paulo 9.750%, 1/15/2015 *	250,000	206,714	2.04
Itau Unibanco Holding S.A. 10.500%, 11/23/2015 *	200,000	124,792	1.23
JBS Finance II Ltd. 8.250%, 1/29/2018	100,000	100,215	0.99
Marfrig Overseas Ltd. 9.500%, 5/4/2020	100,000	104,613	1.04
Rearden G Holdings EINS GmbH 7.875%, 3/30/2020	100,000	106,412	1.05
Vale Overseas Ltd. 8.250%, 1/17/2034	100,000	119,635	1.18
		762,381	7.53

Chile (Cost $ 247,966)
Banco Santander Chile 6.500%, 9/22/2020 *	50,000,000	96,492	0.96
Cencosud S.A. 5.500%, 1/20/2021	150,000	146,005	1.44
		242,497	2.40

China(Cost $ 825,696)
Agile Property Holdings Ltd. 8.875%, 4/28/2017	100,000	99,500	0.98
Central China Real Estate Ltd. 12.250%, 10/20/2015	100,000	106,873	1.06
China Oriental Group Co. Ltd. 7.000%, 11/17/2017	200,000	196,125	1.94
Country Garden Holdings Co. 11.250%, 4/22/2017	100,000	105,377	1.04
Evergrande Real Estate Group Ltd. 13.000%, 1/27/2015	100,000	103,750	1.03
Hidili Industry International Development Ltd. 8.625%, 11/4/2015	100,000	102,312	1.01
Shimao Property Holdings Ltd. 9.650%, 8/3/2017	100,000	99,518	0.98
		813,455	8.04

Croatia (Cost $ 110,598)
Zagrebacki Holding D.O.O. 5.500%, 7/10/2017 *	100,000	112,566	1.11
		112,566	1.11

Czech Republic (Cost $ 136,538)
Central European Media Enterprises Ltd. 11.625%, 9/15/2016 *	100,000	144,737	1.43
		144,737	1.43

Egypt (Cost $ 283,099)
Orascom Telecom Finance SCA 7.875%, 2/8/2014	300,000	277,500	2.74
		277,500	2.74

El Salvador (Cost $ 102,707)
Telemovil Finance Co. Ltd. 8.000%, 10/1/2017	100,000	104,687	1.03
		104,687	1.03

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND	(UNAUDITED)

SCHEDULE OF INVESTMENTS (continued)

January 31, 2011

	Principal Amount	Market Value	% of Net Assets
Hong Kong (Cost $ 109,120)
Bank of East Asia Ltd. 8.500%, 11/5/2019	100,000	$107,486	1.06
		107,486	1.06

Hungary (Cost $ 121,548)
MOL Hungarian Oil and Gas PLC 5.875%, 4/20/2017 *	100,000	129,726	1.28
		129,726	1.28

India (Cost $ 346,093)
ICICI Bank Ltd. 5.750%, 11/16/2020	100,000	97,824	0.97
Reliance Holdings USA, Inc. 6.250%, 10/19/2040	250,000	231,013	2.28
		328,837	3.25

Indonesia (Cost $ 206,409)
Berau Capital Resources Pte Ltd. 12.500%, 7/8/2015	100,000	115,250	1.14
GT 2005 Bonds B.V. 5.000%, 7/21/2014	100,000	94,698	0.93
		209,948	2.07

Jamaica (Cost $ 202,915)
Digicel Group Ltd. 8.875%, 1/15/2015	200,000	204,197	2.02
		204,197	2.02

Kazakhstan (Cost $ 972,839)
ATF Bank JSC 9.000%, 5/11/2016	100,000	103,500	1.02
BTA Bank JSC 10.750%, 7/1/2018	200,000	215,500	2.13
BTA Bank JSC 7.200%, 7/1/2025	300,000	211,500	2.09
Kazkommertsbank JSC 8.500%, 4/16/2013	300,000	295,500	2.92
Zhaikmunai Finance B.V. 10.500%, 10/19/2015	150,000	157,780	1.56
		983,780	9.72

Kuwait (Cost $ 106,191)
Kuwait Projects Co. 9.375%, 7/15/2020	100,000	109,750	1.08
		109,750	1.08

Mexico (Cost $ 637,482)
America Movil S.A.B. de C.V. 6.125%, 3/30/2040	100,000	103,713	1.02
Cemex Espana Luxembourg 9.250%, 5/12/2020	100,000	103,375	1.02
Cemex S.A.B. de C.V. 9.000%, 1/11/2018	100,000	102,251	1.01
Grupo Papelero Scribe S.A. 8.875%, 4/7/2020	100,000	99,249	0.98
Grupo Televisa S.A. 8.500%, 3/11/2032	100,000	125,845	1.24
RDS Ultra-Deepwater Ltd. 11.875%, 3/15/2017	100,000	107,813	1.07
		642,246	6.34

Nigeria (Cost $ 300,141)
Afren PLC 11.500%, 2/1/2016	200,000	199,500	1.97
GTB Finance B.V. 8.500%, 1/29/2012	100,000	90,000	0.89
		289,500	2.86

Peru (Cost $ 203,024)
Banco Internacional del Peru SAA 5.750%, 10/7/2020	100,000	96,612	0.95
Southern Copper Corp. 6.750%, 4/16/2040	100,000	102,168	1.01
		198,780	1.96

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND	(UNAUDITED)

SCHEDULE OF INVESTMENTS (continued)

January 31, 2011

	Principal Amount	Market Value	% of Net Assets
Poland (Cost $ 147,001)
TVN Finance Corp. II AB 10.750%, 11/15/2017 *	100,000	$153,581	1.52
		153,581	1.52
Qatar (Cost $ 208,939)
Nakilat, Inc. 6.267%, 12/31/2033	198,076	207,535	2.05
		207,535	2.05
Russian Federation (Cost $ 620,471)
Evraz Group S.A. 9.500%, 4/24/2018	200,000	225,000	2.22
Severstal OAO Via Steel Capital S.A. 6.700%, 10/25/2017	100,000	98,627	0.97
Lukoil International Finance B.V. 6.656%, 6/7/2022	100,000	102,000	1.01
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 7.748%, 2/2/2021	200,000	210,240	2.08
		635,867	6.28
Saudi Arabia (Cost $ 85,242)
Dar Al-Arkan International Sukuk Co. 2.553%, 7/16/2012	100,000	86,031	0.85
		86,031	0.85
South Africa (Cost $ 248,915)
Consol Glass Ltd. 7.625%, 4/15/2014 *	100,000	141,384	1.40
Edcon Proprietary Ltd. 4.276%, 6/15/2014 *	100,000	119,141	1.18
		260,525	2.58
South Korea (Cost $ 200,998)
Shinhan Bank 6.819%, 9/20/2036	100,000	104,162	1.03
Woori Bank 6.208%, 5/2/2037	100,000	97,000	0.96
		201,162	1.99
Thailand (Cost $ 202,745)
Bangkok Bank PCL 4.800%, 10/18/2020	100,000	94,974	0.94
True Move Co. Ltd. 10.375%, 8/1/2014	100,000	106,283	1.05
		201,257	1.99
Ukraine (Cost $ 597,535)
Commercial Bank Privatbank JSC Via UK SPV Credit Finance PLC 9.375%, 9/23/2015	400,000	396,500	3.92
MHP S.A. 10.250%, 4/29/2015	200,000	211,000	2.08
		607,500	6.00
United Arab Emirates (Cost $ 1,158,271)
Atlantic Finance Ltd. 10.750%, 5/27/2014	100,000	109,500	1.08
Dana Gas Sukuk Ltd. 7.500%, 10/31/2012	200,000	183,340	1.81
DP World Ltd. 6.850%, 7/2/2037	100,000	91,000	0.90
Dubai Holding Commercial Operations MTN Ltd. 4.750%, 1/30/2014 *	300,000	344,398	3.40
Dubai Sukuk Centre Ltd. 0.677%, 6/13/2012	400,000	340,000	3.36
Jafz Sukuk Ltd. 3.679%, 11/27/2012 *	500,000	116,729	1.16
		1,184,967	11.71

Total Debt Securities (Cost $ 9,657,083)		9,734,985	96.17

Total Value of Investments (Total Cost $ 9,657,083)		9,734,985	96.17

Net Other Current Assets		387,648	3.83

Net Assets		$10,122,633	100.00

*	Principal amounts stated in local currency.

At January 31, 2011 the Ashmore Emerging Markets Corporate Debt Fund’s investments were denominated in the following currencies (unaudited):

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
U.S. Dollar	82.64%
Euro	11.77
All other currencies less than 5%	5.59

Total	100.00%

At January 31, 2011 the Ashmore Emerging Markets Corporate Debt Fund had outstanding forward currency exchange contracts as follows (unaudited):

SETTLEMENT DATE	CURRENCY TO BUY	AMOUNT (LOCAL CURRENCY)	CURRENCY TO SELL	AMOUNT (LOCAL CURRENCY)	UNREALIZED GAIN (LOSS)
2/22/2011	USD	1,117,979	EUR	(839,516)	$(31,127)
2/22/2011	USD	33,601	EUR	(25,000)	(619)

Total					$(31,746)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rate and yield curves, and/or securities indices).

Level 3 - Valuations based on inputs that are unobservable and significant. The Fund utilized the following valuation techniques on Level 3 investments: The Fund valued certain securities using a quote from a third party provider.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Ashmore Emerging Markets Corporate Debt Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2011:

INVESTMENTS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Corporate Bonds	$—	$8,918,900	$—	$8,918,900
Financial Certificates	—	609,371	—	609,371
Index Linked Corporate Bonds	—	—	206,714	206,714

Total Investments	$—	$9,528,271	$206,714	$9,734,985

OTHER FINANCIAL INSTRUMENTS
Assets:
Forward Currency Exchange Contracts	—	$—	—	$—
Liabilities:
Forward Currency Exchange Contracts	—	(31,746)	—	(31,746)

Total Other Financial Instruments	—	$(31,746)	—	$(31,746)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 11/19/10 (Commencement of Operations)	NET REALIZED GAIN(LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET PURCHASES (SALES)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3	BALANCE AS OF 1/31/11
Index Linked Corporate Bonds			7,909	198,805		$206,714

Total	$—	$—	$7,909	$198,805	$—	$206,714

ASHMORE EMERGING MARKETS LOCAL CURRENCY FUND	(UNAUDITED)

SCHEDULE OF INVESTMENTS

January 31, 2011

	Principal Amount*	Market Value	% of Net Assets
Debt Securities

Turkey (Cost $ 781,752)
Turkey (Rep of) 0.000%, 1/25/2012	320,000	$185,559	1.83
Turkey (Rep of) 0.000%, 8/8/2012	1,000,000	552,282	5.43
		737,841	7.26

Total Debt Securities (Cost $ 781,752)		737,841	7.26

Total Value of Investments (Total Cost $ 781,752)		737,841	7.26

Net Other Current Assets		9,428,249	92.74

Net Assets		$10,166,090	100.00

*	Principal amounts stated in local currency.

At January 31, 2011 the Ashmore Emerging Markets Local Currency Fund’s investments were denominated in the following currencies (unaudited):

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Turkish Lira	100.00%

At January 31, 2011 the Ashmore Emerging Markets Local Currency Fund had outstanding forward currency exchange contracts as follows (unaudited):

SETTLEMENT DATE	CURRENCY TO BUY	AMOUNT (LOCAL CURRENCY)	CURRENCY TO SELL	AMOUNT (LOCAL CURRENCY)	UNREALIZED GAIN (LOSS)
2/2/2011	BRL	880,880	USD	(514,623)	$13,815
3/2/2011	BRL	880,880	USD	(522,235)	2,723
2/10/2011	CLP	148,862,000	USD	(310,000)	(1,733)
3/4/2011	CLP	46,750,000	USD	(100,000)	(3,055)
4/14/2011	CLP	78,916,000	USD	(160,000)	4,099
2/10/2011	COP	756,000,000	USD	(400,000)	4,986
2/10/2011	CZK	15,381,090	USD	(810,000)	60,303
2/1/2011	HUF	90,794,500	USD	(430,000)	25,527
3/1/2011	HUF	90,794,500	USD	(451,973)	1,904
2/10/2011	IDR	1,631,700,000	USD	(180,000)	82
2/3/2011	ILS	283,684	USD	(80,000)	(3,531)
3/10/2011	ILS	1,272,513	USD	(359,640)	(16,685)
3/10/2011	ILS	408,540	USD	(110,000)	105
3/3/2011	ILS	283,684	USD	(76,450)	10
2/4/2011	INR	1,800,000	USD	(40,000)	(827)
2/4/2011	INR	32,698,800	USD	(719,683)	(8,070)
2/14/2011	KRW	285,325,000	USD	(250,000)	4,437
2/10/2011	MXN	17,195,692	USD	(1,370,000)	46,321
2/7/2011	MYR	630,400	USD	(205,811)	(12)
3/7/2011	MYR	630,400	USD	(206,249)	(797)
2/7/2011	MYR	630,400	USD	(206,067)	(267)
2/10/2011	PEN	451,680	USD	(160,000)	3,021
2/14/2011	PHP	22,302,300	USD	(505,320)	(2,256)
2/10/2011	PLN	3,251,550	USD	(1,060,000)	71,633
3/2/2011	PLN	355,884	USD	(125,492)	(1,822)
2/10/2011	RON	1,175,400	USD	(360,000)	17,437
2/1/2011	RUB	5,650,200	USD	(180,000)	9,607
4/4/2011	RUB	5,650,200	USD	(189,290)	(648)
2/1/2011	RUB	5,650,200	USD	(189,362)	245
2/14/2011	SGD	64,318	USD	(50,000)	276
4/19/2011	SGD	1,355,847	USD	(1,051,044)	8,895
2/14/2011	THB	6,033,500	USD	(200,000)	(4,736)
2/10/2011	TWD	5,734,200	USD	(197,527)	(1)
2/10/2011	USD	30,000	MXN	(368,679)	(367)
2/18/2011	USD	14,799	TRY	(23,499)	188
2/14/2011	USD	80,000	COP	(147,769,600)	831
2/14/2011	USD	60,000	COP	(110,250,000)	932
10/25/2011	USD	110,000	TRY	(178,882)	2,727
2/2/2011	USD	525,271	BRL	(880,880)	(3,167)
2/1/2011	USD	190,242	RUB	(5,650,200)	635
2/1/2011	USD	453,689	HUF	(90,794,500)	(1,838)

SETTLEMENT DATE	CURRENCY TO BUY	AMOUNT (LOCAL CURRENCY)	CURRENCY TO SELL	AMOUNT (LOCAL CURRENCY)	UNREALIZED GAIN (LOSS)
2/7/2011	USD	206,485	MYR	(630,400)	685
2/3/2011	USD	76,465	ILS	(283,684)	4
2/7/2011	USD	206,067	MYR	(630,400)	267
2/1/2011	USD	189,362	RUB	(5,650,200)	(246)
2/10/2011	ZAR	3,655,392	USD	(520,000)	(12,368)
2/10/2011	ZAR	1,002,465	USD	(150,000)	(10,786)

Total					$208,483

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rate and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Ashmore Emerging Markets Local Currency Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2011:

INVESTMENTS(1)	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Debt Securities	$—	$737,841	$—	$737,841

Total Investments	$—	$737,841	$—	$737,841

OTHER FINANCIAL INSTRUMENTS
Assets:
Forward Currency Exchange Contracts	$—	$281,695	$—	$281,695
Liabilities:
Forward Currency Exchange Contracts	—	(73,212)	—	(73,212)

Total Other Financial Instruments	$—	$208,483	$—	$208,483

(1)	Classifications as defined in the Schedule of Investments.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND	(UNAUDITED)

SCHEDULE OF INVESTMENTS

January 31, 2011

	Principal Amount*	Market Value	% of Net Assets
Debt Securities

Brazil (Cost $ 439,638)
Brazil (Fed Rep of) 12.500%, 1/5/2016	250,000	$170,596	0.84
Brazilian Government International Bond 12.500%, 1/5/2022	380,000	262,725	1.29
		433,321	2.13

Chile (Cost $ 44,368)
Bonos de la Tesoreria de la Republica 3.000%, 1/1/2015	1,000	44,891	0.22
		44,891	0.22

Colombia (Cost $ 700,931)
Colombia (Rep of) 12.000%, 10/22/2015	241,000,000	166,505	0.82
Colombia (Rep of) 7.750%, 4/14/2021	468,000,000	265,762	1.31
Colombia (Rep of) 9.850%, 6/28/2027	344,000,000	234,109	1.15
		666,376	3.28

Hungary (Cost $ 1,486,815)
Hungary (Rep of) 6.750%, 2/12/2013	94,600,000	475,025	2.34
Hungary (Rep of) 7.500%, 10/24/2013	95,550,000	487,739	2.40
Hungary (Rep of) 8.000%, 2/12/2015	13,200,000	68,283	0.33
Hungary (Rep of) 5.500%, 2/12/2016	55,130,000	257,683	1.27
Hungary (Rep of) 6.500%, 6/24/2019	31,980,000	152,317	0.75
Hungary (Rep of) 7.500%, 11/12/2020	29,550,000	150,008	0.74
		1,591,055	7.83

Indonesia (Cost $ 1,679,854)
Indonesia Treasury Bond 11.500%, 9/15/2019	2,936,000,000	378,061	1.86
Indonesia Treasury Bond 11.000%, 11/15/2020	1,800,000,000	227,305	1.12
Indonesia Treasury Bond 12.800%, 6/15/2021	3,062,000,000	426,438	2.10
Indonesia Treasury Bond 8.375%, 9/15/2026	500,000,000	49,462	0.24
Indonesia Treasury Bond 10.500%, 8/15/2030	650,000,000	68,432	0.34
Indonesia Treasury Bond 9.500%, 7/15/2031	2,932,000,000	308,680	1.52
Indonesia Treasury Bond 9.500%, 7/15/2031	800,000,000	84,224	0.41
		1,542,602	7.59

Malaysia (Cost $ 1,158,489)
Malaysia Government Bond 3.814%, 2/15/2017	685,000	225,283	1.11
Malaysia Government Bond 4.240%, 2/7/2018	810,000	267,979	1.32
Malaysia Government Bond 4.378%, 11/29/2019	1,839,000	614,118	3.02
Malaysia Government Bond 4.498%, 4/15/2030	185,000	58,909	0.29
		1,166,289	5.74

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND	(UNAUDITED)

SCHEDULE OF INVESTMENTS (continued)

January 31, 2011

	Principal Amount*	Market Value	% of Net Assets
Mexico (Cost $ 774,836)
Mexican Bonos 7.500%, 6/21/2012	1,730,000	$147,409	0.73
Mexican Bonos 9.000%, 6/20/2013	1,460,000	129,615	0.64
Mexican Bonos 7.750%, 12/14/2017	2,140,000	186,167	0.92
Mexican Bonos 10.000%, 12/5/2024	910,000	91,192	0.45
Mexican Bonos 7.500%, 6/3/2027	2,020,000	162,034	0.80
Mexican Bonos 8.500%, 5/31/2029	750,000	65,273	0.32
		781,690	3.86

Peru (Cost $ 354,692)
Peru (Rep of) 8.600%, 8/12/2017	140,000	59,784	0.29
Peru (Rep of) 7.840%, 8/12/2020	314,000	128,763	0.63
Peru (Rep of) 8.200%, 8/12/2026	275,000	117,923	0.58
Peru (Rep of) 6.900%, 8/12/2037	143,000	53,184	0.26
		359,654	1.76

Poland (Cost $ 764,702)
Poland (Rep of) 5.750%, 4/25/2014	526,000	185,309	0.91
Poland (Rep of) 5.500%, 4/25/2015	426,000	147,334	0.73
Poland (Rep of) 6.250%, 10/24/2015	1,300,000	462,741	2.28
		795,384	3.92

Russia (Cost $ 739,005)
Russian Federal Bond - OFZ 11.300%, 10/17/2012	8,125,000	296,377	1.46
Russian Federal Bond - OFZ 12.000%, 3/27/2013	5,580,000	208,973	1.03
Russian Federal Bond - OFZ 11.200%, 12/17/2014	6,725,000	257,269	1.27
		762,619	3.76

South Africa (Cost $ 1,042,679)
South Africa (Rep of) 13.500%, 9/15/2015	3,790,250	640,620	3.15
South Africa (Rep of) 8.000%, 12/21/2018	310,000	41,933	0.21
South Africa (Rep of) 7.250%, 1/15/2020	2,326,200	296,788	1.46
		979,341	4.82

Thailand (Cost $ 586,946)
Thailand Government Bond 5.125%, 3/13/2018	1,000,000	35,520	0.17
Thailand Government Bond 3.875%, 6/13/2019	7,000,000	230,876	1.14
Thailand Government Bond 5.500%, 3/13/2023	2,300,000	85,055	0.42
Thailand Government Bond 4.750%, 12/20/2024	5,280,000	183,794	0.90
Thailand Government Bond 5.670%, 3/13/2028	841,000	32,130	0.16
		567,375	2.79

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND	(UNAUDITED)

SCHEDULE OF INVESTMENTS (continued)

January 31, 2011

	Principal Amount*	Market Value	% of Net Assets
Turkey (Cost $ 1,785,015)
Turkey (Rep of) 0.000%, 1/25/2012	1,780,000	$1,032,170	5.08
Turkey (Rep of) 16.000%, 8/28/2013	151,000	116,426	0.57
Turkey (Rep of) 9.000%, 5/21/2014	393,000	343,540	1.69
Turkey (Rep of) 4.000%, 4/1/2020	265,000	188,682	0.93
		1,680,818	8.27

Uruguay (Cost $ 381,703)
Uruguay Government International Bond 5.000%, 9/14/2018	2,100,000	167,659	0.83
Uruguay Government International Bond 4.250%, 4/5/2027	590,000	43,801	0.22
Uruguay Government International Bond 3.700%, 6/26/2037	940,000	61,216	0.30
Uruguay Notas del Tesoro 9.000%, 1/27/2014	700,000	35,488	0.17
Uruguay Notas del Tesoro 3.250%, 1/27/2019	700,000	76,564	0.38
		384,728	1.90

Total Debt Securities (Cost $ 11,939,673)		11,756,143	57.87

Total Value of Investments (Total Cost $ 11,939,673)		11,756,143	57.87

Net Other Current Assets		8,558,112	42.13

Net Assets		$20,314,255	100.00

*	Principal amounts stated in local currency.

At January 31, 2011 the Ashmore Emerging Markets Local Currency Bond Fund’s investments were denominated in the following currencies (unaudited):

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Turkish Lira	14.30%
Hungarian Forint	13.53
Indonesian Rupiah	13.12
Malaysian Ringgit	9.92
South African Rand	8.33
Polish Zloty	6.77
Mexican Peso	6.65
Russian Ruble	6.49
Colombian Peso	5.67
All other currencies less than 5%	15.22

Total	100.00%

At January 31, 2011 the Ashmore Emerging Markets Local Currency Bond Fund had outstanding forward currency exchange contracts as follows (unaudited):

SETTLEMENT DATE	CURRENCY TO BUY	AMOUNT (LOCAL CURRENCY)	CURRENCY TO SELL	AMOUNT (LOCAL CURRENCY)	UNREALIZED GAIN (LOSS)
2/2/2011	BRL	2,470,865	USD	(1,443,515)	$38,752
2/2/2011	BRL	203,280	USD	(118,759)	3,188
2/2/2011	BRL	102,600	USD	(60,000)	1,550
2/2/2011	BRL	84,775	USD	(50,000)	856
2/2/2011	BRL	182,930	USD	(110,000)	(261)
2/2/2011	BRL	604,440	USD	(360,000)	2,602
2/2/2011	BRL	129,086	USD	(76,000)	1,438
2/2/2011	BRL	133,440	USD	(80,000)	50
3/2/2011	BRL	3,708,136	USD	(2,198,391)	11,464
2/10/2011	CLP	52,822,000	USD	(110,000)	(615)
3/4/2011	CLP	74,800,000	USD	(160,000)	(4,887)
2/10/2011	CLP	24,240,000	USD	(50,000)	197
2/10/2011	CLP	24,415,000	USD	(50,000)	559
4/14/2011	CLP	167,696,500	USD	(340,000)	8,712
2/10/2011	COP	472,500,000	USD	(250,000)	3,116
2/10/2011	COP	47,425,000	USD	(25,000)	405
2/10/2011	COP	28,560,000	USD	(15,000)	299
4/6/2011	COP	167,670,000	USD	(90,000)	(96)
4/6/2011	COP	130,900,000	USD	(70,000)	188
2/10/2011	COP	53,418,000	USD	(29,000)	(384)
2/10/2011	COP	55,470,000	USD	(30,000)	(285)
2/1/2011	HUF	107,686,500	USD	(510,000)	30,276
2/1/2011	HUF	12,508,800	USD	(60,000)	2,758
2/1/2011	HUF	8,357,600	USD	(40,000)	1,931
2/1/2011	HUF	35,408,110	USD	(170,000)	7,647
3/21/2011	HUF	10,404,500	USD	(50,933)	926
2/1/2011	HUF	104,749,099	USD	(522,700)	2,839
2/10/2011	IDR	1,275,717,450	USD	(140,730)	65
2/10/2011	IDR	1,091,400,000	USD	(120,000)	452
2/10/2011	IDR	263,900,000	USD	(29,000)	125
2/10/2011	IDR	163,620,000	USD	(18,000)	58
2/10/2011	IDR	544,500,000	USD	(60,000)	94
2/10/2011	IDR	540,000,000	USD	(60,000)	(403)
2/10/2011	IDR	547,200,000	USD	(60,000)	392
2/3/2011	ILS	496,447	USD	(140,000)	(6,179)
2/3/2011	ILS	179,055	USD	(50,000)	(1,734)
3/10/2011	ILS	779,940	USD	(210,000)	201
3/3/2011	ILS	675,502	USD	(182,042)	25
2/4/2011	INR	4,050,000	USD	(90,000)	(1,861)
2/4/2011	INR	5,450,400	USD	(120,000)	(1,385)
2/4/2011	INR	4,525,000	USD	(100,000)	(1,524)
2/4/2011	INR	24,535,850	USD	(540,021)	(6,055)

SETTLEMENT DATE	CURRENCY TO BUY	AMOUNT (LOCAL CURRENCY)	CURRENCY TO SELL	AMOUNT (LOCAL CURRENCY)	UNREALIZED GAIN (LOSS)
2/4/2011	INR	2,744,100	USD	(60,000)	(281)
2/14/2011	KRW	376,629,000	USD	(330,000)	5,857
2/14/2011	KRW	67,650,000	USD	(60,000)	326
2/14/2011	KRW	56,050,000	USD	(50,000)	(18)
2/10/2011	MXN	11,547,472	USD	(920,000)	31,106
2/10/2011	MXN	1,246,500	USD	(100,000)	2,668
2/10/2011	MXN	748,392	USD	(60,000)	1,641
2/10/2011	MXN	436,100	USD	(35,000)	919
2/10/2011	MXN	621,050	USD	(50,000)	1,153
2/10/2011	MXN	867,160	USD	(70,000)	1,424
2/10/2011	MXN	2,321,876	USD	(190,000)	1,241
2/10/2011	MXN	3,442,460	USD	(280,000)	3,538
2/10/2011	MXN	605,545	USD	(50,000)	(124)
2/7/2011	MYR	1,806,339	USD	(589,729)	(33)
2/7/2011	MYR	614,000	USD	(200,000)	446
2/28/2011	MYR	153,250	USD	(50,000)	(32)
3/7/2011	MYR	2,420,339	USD	(791,866)	(3,060)
3/7/2011	MYR	346,720	USD	(113,437)	(438)
2/7/2011	MYR	2,420,339	USD	(791,167)	(1,025)
2/10/2011	PEN	564,600	USD	(200,000)	3,776
2/14/2011	PHP	19,743,700	USD	(447,348)	(1,997)
2/10/2011	PLN	884,035	USD	(288,194)	19,476
2/10/2011	PLN	395,213	USD	(130,000)	7,546
2/10/2011	PLN	152,330	USD	(50,000)	3,015
2/10/2011	PLN	30,580	USD	(10,000)	643
2/10/2011	PLN	948,704	USD	(320,000)	10,176
2/10/2011	PLN	206,423	USD	(70,000)	1,841
2/10/2011	PLN	149,648	USD	(50,000)	2,082
3/24/2011	PLN	2,162,947	USD	(745,073)	4,979
2/28/2011	PLN	142,153	USD	(50,000)	(594)
2/10/2011	PLN	142,105	USD	(50,000)	(543)
3/2/2011	PLN	771,082	USD	(271,900)	(3,948)
2/1/2011	RUB	9,825,070	USD	(313,000)	16,706
2/1/2011	RUB	2,167,200	USD	(70,000)	2,725
2/1/2011	RUB	1,234,200	USD	(40,000)	1,417
2/1/2011	RUB	925,800	USD	(30,000)	1,068
2/1/2011	RUB	1,077,300	USD	(35,000)	1,152
2/1/2011	RUB	2,741,850	USD	(90,000)	2,010
2/2/2011	RUB	2,085,300	USD	(70,000)	(22)
4/4/2011	RUB	10,611,691	USD	(355,506)	(1,217)
2/1/2011	RUB	2,465,100	USD	(82,616)	107
2/1/2011	RUB	1,006,768	USD	(33,741)	44
4/4/2011	RUB	2,085,300	USD	(69,508)	114
2/1/2011	RUB	10,611,691	USD	(355,642)	461
2/1/2011	RUB	424,375	USD	(14,223)	18
2/1/2011	RUB	3,463,487	USD	(116,076)	150
2/14/2011	SGD	90,045	USD	(70,000)	387

SETTLEMENT DATE	CURRENCY TO BUY	AMOUNT (LOCAL CURRENCY)	CURRENCY TO SELL	AMOUNT (LOCAL CURRENCY)	UNREALIZED GAIN (LOSS)
4/19/2011	SGD	155,226	USD	(120,330)	1,018
2/14/2011	THB	21,875,963	USD	(725,150)	(17,170)
2/14/2011	THB	3,619,200	USD	(120,000)	(2,870)
2/14/2011	THB	1,509,000	USD	(50,000)	(1,164)
2/14/2011	THB	3,318,150	USD	(110,000)	(2,613)
2/14/2011	THB	1,206,700	USD	(40,000)	(947)
2/14/2011	THB	9,024,000	USD	(300,000)	(7,953)
2/14/2011	THB	2,478,400	USD	(80,000)	209
2/14/2011	THB	1,833,600	USD	(60,000)	(659)
2/1/2011	USD	110,302	RUB	(3,463,487)	(5,924)
2/1/2011	USD	743,051	HUF	(156,828,249)	(43,776)
2/10/2011	USD	200,000	PEN	(564,800)	(3,849)
2/1/2011	USD	13,792	RUB	(424,375)	(449)
2/1/2011	USD	128,186	HUF	(26,394,682)	(4,240)
2/10/2011	USD	67,870	ZAR	(464,991)	3,296
2/10/2011	USD	105,028	PLN	(314,229)	(4,333)
2/1/2011	USD	45,747	HUF	(9,526,523)	(2,049)
2/10/2011	USD	29,744	IDR	(270,224,128)	(79)
2/10/2011	USD	45,241	PLN	(137,416)	(2,583)
2/14/2011	USD	31,070	THB	(937,525)	728
2/10/2011	USD	62,256	IDR	(567,151,964)	(338)
2/1/2011	USD	32,681	RUB	(1,006,768)	(1,103)
2/10/2011	USD	24,019	ZAR	(166,614)	881
2/1/2011	USD	36,440	HUF	(7,716,104)	(2,273)
2/14/2011	USD	34,004	THB	(1,027,946)	736
2/10/2011	USD	26,000	ZAR	(178,565)	1,202
2/14/2011	USD	20,982	THB	(633,473)	481
2/1/2011	USD	80,192	RUB	(2,465,100)	(2,531)
2/10/2011	USD	43,002	IDR	(390,671,000)	(115)
2/1/2011	USD	43,438	HUF	(9,270,441)	(3,073)
2/10/2011	USD	191,039	ZAR	(1,291,612)	11,670
2/10/2011	USD	278,347	PLN	(821,624)	(7,602)
2/10/2011	USD	104,322	ZAR	(705,485)	6,349
2/1/2011	USD	280,893	HUF	(58,974,110)	(14,987)
2/1/2011	USD	281,376	HUF	(58,974,110)	(14,504)
2/18/2011	USD	16,952	TRY	(26,918)	215
2/14/2011	USD	90,000	COP	(166,240,800)	935
2/14/2011	USD	70,000	COP	(128,625,000)	1,088
10/25/2011	USD	210,000	TRY	(341,502)	5,206
2/10/2011	USD	64,992	ZAR	(456,848)	1,549
2/10/2011	USD	135,982	IDR	(1,232,676,500)	(62)
4/1/2011	USD	518,611	HUF	(104,749,099)	(2,626)
2/2/2011	USD	2,211,172	BRL	(3,708,136)	(13,331)
2/1/2011	USD	357,296	RUB	(10,611,691)	1,193
2/7/2011	USD	792,774	MYR	(2,420,339)	2,632
2/7/2011	USD	113,567	MYR	(346,720)	377
2/3/2011	USD	182,076	ILS	(675,502)	(10)
2/1/2011	USD	91,891	RUB	(2,741,850)	(119)
2/1/2011	USD	36,105	RUB	(1,077,300)	(47)
3/7/2011	USD	50,000	MYR	(153,200)	71
2/1/2011	USD	41,363	RUB	(1,234,200)	(54)
2/1/2011	USD	31,027	RUB	(925,800)	(40)
2/1/2011	USD	329,279	RUB	(9,825,070)	(427)
2/7/2011	USD	590,461	MYR	(1,806,339)	765
2/7/2011	USD	200,706	MYR	(614,000)	260
2/2/2011	USD	69,883	RUB	(2,085,300)	(95)
2/1/2011	USD	72,632	RUB	(2,167,200)	(94)
2/10/2011	ZAR	4,386,228	USD	(623,966)	(14,841)
2/10/2011	ZAR	898,060	USD	(130,000)	(5,285)
2/10/2011	ZAR	346,658	USD	(50,000)	(1,859)
2/10/2011	ZAR	408,510	USD	(60,000)	(3,269)
2/10/2011	ZAR	267,120	USD	(40,000)	(2,905)
2/10/2011	ZAR	3,274,719	USD	(490,000)	(35,233)
2/10/2011	ZAR	2,087,649	USD	(310,000)	(20,084)

Total					$5,672

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rate and yield curves, and/or securities indices).

Level 3 - Valuations based on inputs that are unobservable and significant. The Fund utilized the following valuation techniques on Level 3 investments: The Fund valued certain securities at cost as no other viable pricing sources were available.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Ashmore Emerging Markets Local Currency Bond Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2011:

INVESTMENTS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Government Bonds	$—	$10,839,193	$112,053	$10,951,246
Index Linked Government Bonds	—	804,897	—	804,897

Total Investments	$—	$11,644,090	$112,053	$11,756,143

OTHER FINANCIAL INSTRUMENTS
Assets:
Forward Currency Exchange Contracts	$—	$292,238	$—	$292,238
Interest Rate Swaps	—	865	—	865
Liabilities:
Forward Currency Exchange Contracts	—	(286,566)	—	(286,566)
Interest Rate Swaps	—	(75,620)	—	(75,620)

Total Other Financial Instruments	$—	$(69,083)	$—	$(69,083)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 11/19/10 (Commencement of Operations)	NET REALIZED GAIN(LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET PURCHASES (SALES)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3	BALANCE AS OF 1/31/11
Government Bonds	$—	$—	$825	$111,228	$—	$112,053

Total	$—	$—	$825	$111,228	$—	$112,053

At January 31, 2011, the Ashmore Emerging Markets Local Currency Bond Fund had the following interest rate swap contract agreements outstanding (unaudited):

Pay Rate Index	Receive Rate Index	Notional Amount	Expiration Date	Fair Value	Premiums Paid/ (Received)	Unrealized Gains (Losses)	Counterparty
None	Brazil CETIP Interbank Deposit Rate	$211,789	1/2/14	$(2,069)	$—	$(2,069)	HSBC
None	Brazil CETIP Interbank Deposit Rate	395,409	1/2/13	(1,788)	—	(1,788)	HSBC
None	Brazil CETIP Interbank Deposit Rate	415,267	1/2/17	(12,895)	—	(12,895)	HSBC
None	Brazil CETIP Interbank Deposit Rate	304,067	1/2/17	(6,628)	—	(6,628)	HSBC
None	Brazil CETIP Interbank Deposit Rate	211,328	1/2/14	(2,099)	—	(2,099)	HSBC
None	Brazil CETIP Interbank Deposit Rate	1,062,614	1/2/13	(4,137)	—	(4,137)	HSBC
None	Malaysia Interbank Offered Rate Fixing 3 Month	1,000,000	1/26/16	865	—	865	Deutsche Bank
None	Mexico Interbank TIIE 28 Day	1,000,000	12/11/15	(452)	—	(452)	HSBC
None	Mexico Interbank TIIE 28 Day	1,500,000	12/18/15	(1,304)	—	(1,304)	Barclays Capital
None	Mexico Interbank TIIE 28 Day	3,900,000	12/30/15	(3,824)	—	(3,824)	Barclays Capital
None	Mexico Interbank TIIE 28 Day	7,700,000	12/3/15	(4,381)	—	(4,381)	Barclays Capital
None	Mexico Interbank TIIE 28 Day	1,100,000	12/6/12	(47)	—	(47)	Barclays Capital
None	South Africa Johannesburg Interbank Agreed Rate 3 Month	2,000,000	12/8/17	(10,553)	—	(10,553)	Barclays Capital
None	South Africa Johannesburg Interbank Agreed Rate 3 Month	450,000	12/17/18	(2,570)	—	(2,570)	Barclays Capital
None	South Africa Johannesburg Interbank Agreed Rate 3 Month	430,000	12/31/18	(2,792)	—	(2,792)	Barclays Capital
None	South Africa Johannesburg Interbank Agreed Rate 3 Month	1,380,000	1/4/18	(9,259)	—	(9,259)	Barclays Capital
None	South Africa Johannesburg Interbank Agreed Rate 3 Month	1,850,000	12/8/18	(10,822)	—	(10,822)	Barclays Capital

		$24,910,474		$(74,755)	$—	$(74,755)

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND	(UNAUDITED)

SCHEDULE OF INVESTMENTS

January 31, 2011

	Principal Amount*	Market Value	% of Net Assets
Debt Securities

Argentina (Cost $ 534,962)
Argentina (Rep of) 0.467%, 8/3/2012	200,000	$46,725	0.48
Argentina (Rep of) 7.000%, 10/3/2015	100,000	91,197	0.93
Argentina (Rep of) 8.750%, 6/2/2017	50,000	49,875	0.51
Argentina (Rep of) 8.280%, 12/31/2033	325,238	278,892	2.86
Argentina (Rep of) 2.500%, 12/31/2038	100,000	42,850	0.44
		509,539	5.22

Brazil (Cost $ 833,299)
Banco Nacional de Desenvolvimento Economico e Social 5.500%, 7/12/2020	100,000	101,845	1.04
Brazil (Fed Rep of) 5.875%, 1/15/2019	100,000	111,050	1.14
Brazil (Fed Rep of) 10.125%, 5/15/2027	100,000	151,500	1.55
Brazil (Fed Rep of) 7.125%, 1/20/2037	150,000	177,750	1.82
Brazil (Fed Rep of) 11.000%, 8/17/2040	200,000	270,000	2.76
		812,145	8.31

Chile (Cost $ 102,349)
Empresa Nacional del Petroleo 5.250%, 8/10/2020	100,000	98,925	1.01
		98,925	1.01

China (Cost $ 99,347)
Sinochem Overseas Capital Co. Ltd. 4.500%, 11/12/2020	100,000	97,578	1.00
		97,578	1.00

Colombia (Cost $ 443,099)
Colombia (Rep of) 7.375%, 3/18/2019	150,000	180,000	1.84
Colombia (Rep of) 11.750%, 2/25/2020	100,000	152,250	1.56
Colombia (Rep of) 6.125%, 1/18/2041	100,000	102,750	1.05
		435,000	4.45

Dominican Republic (Cost $ 108,915)
Dominican Republic International Bond 7.500%, 5/6/2021	100,000	104,250	1.07
		104,250	1.07

Egypt (Cost $ 102,313)
Nile Finance Ltd. 5.250%, 8/5/2015	100,000	94,171	0.96
		94,171	0.96

El Salvador (Cost $ 112,814)
El Salvador (Rep of) 8.250%, 4/10/2032	100,000	110,000	1.13
		110,000	1.13

Indonesia (Cost $ 796,010)
Majapahit Holding B.V. 7.750%, 1/20/2020	100,000	112,500	1.15
Indonesia (Rep of) 7.500%, 1/15/2016	150,000	173,812	1.78
Indonesia (Rep of) 5.875%, 3/13/2020	150,000	160,875	1.65
Indonesia (Rep of) 8.500%, 10/12/2035	150,000	192,750	1.97
Indonesia (Rep of) 7.750%, 1/17/2038	100,000	118,500	1.21
		758,437	7.76

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND	(UNAUDITED)

SCHEDULE OF INVESTMENTS (continued)

January 31, 2011

	Principal Amount*	Market Value	% of Net Assets
Iraq (Cost $ 221,920)
Iraq (Rep of) 5.800%, 1/15/2028	250,000	$226,250	2.32
		226,250	2.32

Ivory Coast (Cost $ 76,700)
Ivory Coast Government International Bond 2.500%, 12/31/2032	150,000	54,000	0.55
		54,000	0.55

Kazakhstan (Cost $ 394,733)
Kazatomprom 6.250%, 5/20/2015	100,000	105,750	1.08
KazMunayGas National Co. 11.750%, 1/23/2015	150,000	186,750	1.91
KazMunayGas National Co. 7.000%, 5/5/2020	100,000	105,250	1.08
		397,750	4.07

Lebanon (Cost $ 105,066)
Lebanon Government International Bond 6.375%, 3/9/2020	100,000	100,500	1.03
		100,500	1.03

Lithuania (Cost $ 111,122)
Lithuania (Rep of) 7.375%, 2/11/2020	100,000	109,750	1.12
		109,750	1.12

Malaysia (Cost $ 108,666)
Petronas Capital Ltd. 5.250%, 8/12/2019	100,000	106,499	1.09
		106,499	1.09

Mexico (Cost $ 644,458)
Mexico Government International Bond 5.625%, 1/15/2017	74,000	82,140	0.84
Mexico Government International Bond 5.950%, 3/19/2019	100,000	112,000	1.15
Mexico Government International Bond 8.300%, 8/15/2031	100,000	132,500	1.36
Mexico Government International Bond 6.750%, 9/27/2034	25,000	28,062	0.29
Mexico Government International Bond 6.050%, 1/11/2040	150,000	153,000	1.57
Petroleos Mexicanos 8.000%, 5/3/2019	100,000	120,000	1.23
		627,702	6.44

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND	(UNAUDITED)

SCHEDULE OF INVESTMENTS (continued)

January 31, 2011

	Principal Amount*	Market Value	% of Net Assets
Panama (Cost $ 234,411)
Panama (Rep of) 7.250%, 3/15/2015	100,000	$117,000	1.20
Panama (Rep of) 6.700%, 1/26/2036	100,000	112,000	1.15
		229,000	2.35

Peru (Cost $ 262,552)
Peru (Rep of) 7.125%, 3/30/2019	100,000	119,350	1.22
Peru (Rep of) 8.750%, 11/21/2033	100,000	137,000	1.40
		256,350	2.62

Philippines (Cost $ 783,531)
Philippines (Rep of) 4.000%, 1/15/2021	250,000	235,937	2.41
Philippines (Rep of) 10.625%, 3/16/2025	100,000	153,000	1.57
Philippines (Rep of) 9.500%, 2/2/2030	100,000	141,500	1.45
Philippines (Rep of) 6.375%, 10/23/2034	100,000	105,125	1.08
Power Sector Assets & Liabilities Management Corp. 7.390%, 12/2/2024	100,000	115,875	1.19
		751,437	7.70

Poland (Cost $ 114,062)
Poland (Rep of) 6.375%, 7/15/2019	100,000	111,438	1.14
		111,438	1.14

Russia (Cost $ 669,451)
Russian Agricultural Bank OJSC Via RSHB Capital S.A. 6.299%, 5/15/2017	100,000	102,750	1.05
Russian Foreign Bond - Eurobond 5.000%, 4/29/2020	100,000	98,850	1.01
Russian Foreign Bond - Eurobond 7.500%, 3/31/2030	223,750	256,529	2.63
RZD Capital Ltd. 5.739%, 4/3/2017	100,000	103,000	1.05
Vnesheconombank Via VEB Finance Ltd. 6.902%, 7/9/2020	100,000	103,000	1.05
		664,129	6.79

South Africa (Cost $ 162,446)
South Africa (Rep of) 5.500%, 3/9/2020	150,000	155,250	1.59
		155,250	1.59

Sri Lanka (Cost $ 111,392)
Sri Lanka (Rep of) 7.400%, 1/22/2015	100,000	110,375	1.13
		110,375	1.13

Turkey (Cost $ 654,828)
Turkey (Rep of) 7.500%, 7/14/2017	100,000	115,500	1.18
Turkey (Rep of) 6.750%, 4/3/2018	150,000	166,312	1.70
Turkey (Rep of) 7.375%, 2/5/2025	150,000	170,813	1.75
Turkey (Rep of) 6.875%, 3/17/2036	150,000	155,813	1.60
		608,438	6.23

Ukraine (Cost $ 558,225)
Financing of Infrastructural Projects State Enterprise 8.375%, 11/3/2017	150,000	158,719	1.63
Ukraine Government International Bond 6.875%, 9/23/2015	150,000	153,187	1.57
Ukraine Government International Bond 7.750%, 9/23/2020	100,000	102,250	1.05
Ukreximbank Via Biz Finance PLC 8.375%, 4/27/2015	150,000	154,500	1.58
		568,656	5.83

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND	(UNAUDITED)

SCHEDULE OF INVESTMENTS (continued)

January 31, 2011

	Principal Amount*	Market Value	% of Net Assets
United Arab Emirates (Cost $ 243,097)
Dubai (Govt of) 7.750%, 10/5/2020	100,000	$96,000	0.98
Dubai DOF Sukuk Ltd. 6.396%, 11/3/2014	150,000	148,125	1.52
		244,125	2.50

Uruguay (Cost $ 427,139)
Uruguay Government International Bond 6.875%, 9/28/2025	150,000	172,500	1.77
Uruguay Government International Bond 7.625%, 3/21/2036	200,000	239,000	2.45
		411,500	4.22

Venezuela (Cost $ 528,235)
Petroleos de Venezuela S.A. 5.375%, 4/12/2027	150,000	68,250	0.70
Venezuela (Rep of) 5.750%, 2/26/2016	100,000	70,750	0.72
Venezuela (Rep of) 9.000%, 5/7/2023	180,000	121,950	1.25
Venezuela (Rep of) 7.650%, 4/21/2025	120,000	72,900	0.75
Venezuela (Rep of) 9.250%, 5/7/2028	200,000	134,000	1.37
Venezuela (Rep of) 9.375%, 1/13/2034	80,000	54,200	0.56
		522,050	5.35

Total Debt Securities (Cost $ 9,545,142)		9,275,244	94.98

Total Value of Investments (Total Cost $ 9,545,142)		9,275,244	94.98

Net Other Current Assets		490,412	5.02

Net Assets		$9,765,656	100.00

*	Principal amounts stated in local currency

At January 31, 2011 the Ashmore Emerging Markets Sovereign Debt Fund’s investments were denominated in the following currencies (unaudited):

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
U.S. Dollar	100.00%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rate and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Ashmore Emerging Markets Sovereign Debt Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2011:

INVESTMENTS(1)	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Debt Securities		9,275,244		9,275,244

Total Investments	—	9,275,244	—	9,275,244

(1)	Classifications as defined in the Schedule of Investments.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND	(UNAUDITED)

SCHEDULE OF INVESTMENTS

January 31, 2011

	Principal Amount	Market Value	% of Net Assets
Debt Securities

Argentina (Cost $ 1,344,071)
Argentina (Rep of) 0.467%, 8/3/2012	250,000	$58,406	0.29
Argentina (Rep of) 7.000%, 10/3/2015	200,000	182,461	0.91
Argentina (Rep of) 8.750%, 6/2/2017	100,000	99,750	0.50
Argentina (Rep of) 8.280%, 12/31/2033	325,238	278,891	1.40
Argentina (Rep of) 2.500%, 12/31/2038	200,000	85,700	0.43
Empresa Distribuidora Y Comercializadora Norte 9.750%, 10/25/2022	200,000	222,500	1.12
WPE International Cooperatief U.A. 10.375%, 9/30/2020	400,000	407,308	2.04
		1,335,016	6.69

Barbados (Cost $ 219,887)
Columbus International, Inc. 11.500%, 11/20/2014	200,000	225,200	1.13
		225,200	1.13

Brazil (Cost $ 1,516,162)
Banco Nacional de Desenvolvimento Economico e Social 5.500%, 7/12/2020	150,000	152,767	0.76
Brazil (Fed Rep of) 5.875%, 1/15/2019	100,000	111,050	0.56
Brazil (Fed Rep of) 12.500%, 1/5/2022 *	250,000	172,846	0.87
Brazil (Fed Rep of) 10.125%, 5/15/2027	100,000	151,500	0.76
Brazil (Fed Rep of) 7.125%, 1/20/2037 (a)	200,000	237,000	1.19
Brazil (Fed Rep of) 11.000%, 8/17/2040 (a)	200,000	270,000	1.35
Brazil (Fed Rep of) 5.625%, 1/7/2041	150,000	147,975	0.74
Itau Unibanco Holding S.A. 10.500%, 11/23/2015 *	400,000	249,585	1.25
		1,492,723	7.48

Chile (Cost $ 198,117)
Corp Nacional del Cobre de Chile 3.750%, 11/4/2020	100,000	94,920	0.47
Empresa Nacional del Petroleo 5.250%, 8/10/2020	100,000	98,925	0.50
		193,845	0.97

China (Cost $ 630,071)
Central China Real Estate Ltd. 12.250%, 10/20/2015	200,000	213,746	1.07
China Oriental Group Co. Ltd. 7.000%, 11/17/2017	100,000	98,063	0.49
Evergrande Real Estate Group Ltd. 13.000%, 1/27/2015	200,000	207,500	1.04
Sinochem Overseas Capital Co. Ltd. 4.500%, 11/12/2020	100,000	97,578	0.49
		616,887	3.09

Colombia (Cost $ 646,814)
Colombia (Rep of) 7.375%, 3/18/2019 (a)	200,000	240,000	1.20
Colombia (Rep of) 11.750%, 2/25/2020	150,000	228,375	1.14
Colombia (Rep of) 7.750%, 4/14/2021 *	13,000,000	7,382	0.04
Colombia (Rep of) 6.125%, 1/18/2041	150,000	154,125	0.77
Colombia (Rep of) 9.850%, 6/28/2027 *	8,000,000	5,445	0.03
		635,327	3.18

Czech Republic (Cost $ 136,538)
Central European Media Enterprises Ltd. 11.625%, 9/15/2016 *	100,000	144,737	0.73
		144,737	0.73

Dominican Republic (Cost $ 108,914)
Dominican Republic International Bond 7.500%, 5/6/2021	100,000	104,250	0.52
		104,250	0.52

Egypt (Cost $ 479,778)
Nile Finance Ltd. 5.250%, 8/5/2015	100,000	94,171	0.47
Orascom Telecom Finance SCA 7.875%, 2/8/2014	400,000	370,000	1.85
		464,171	2.32

El Salvador (Cost $ 318,228)
El Salvador (Rep of) 8.250%, 4/10/2032	100,000	110,000	0.55
Telemovil Finance Co. Ltd. 8.000%, 10/1/2017	200,000	209,375	1.05
		319,375	1.60

ASHMORE EMERGING MARKETS TOTAL RETURN FUND	(UNAUDITED)

SCHEDULE OF INVESTMENTS (continued)

January 31, 2011

	Principal Amount	Market Value	% of Net Assets
Hungary (Cost $ 99,506)
Hungary (Rep of) 6.250%, 1/29/2020	100,000	$100,000	0.50
		100,000	0.50

Indonesia (Cost $ 1,417,488)
Berau Capital Resources Pte Ltd. 12.500%, 7/8/2015	100,000	115,250	0.58
GT 2005 BONDS B.V. 5.000%, 7/21/2014	200,000	189,397	0.95
Indonesia (Rep of) 7.500%, 1/15/2016	150,000	173,812	0.87
Indonesia (Rep of) 6.875%, 1/17/2018	100,000	113,500	0.57
Indonesia (Rep of) 5.875%, 3/13/2020	150,000	160,875	0.80
Indonesia (Rep of) 8.500%, 10/12/2035	150,000	192,750	0.97
Indonesia (Rep of) 7.750%, 1/17/2038	200,000	237,000	1.19
Indonesia Treasury Bond 8.375%, 9/15/2026 *	200,000,000	19,785	0.10
Majapahit Holding B.V. 7.750%, 1/20/2020	150,000	168,750	0.84
		1,371,119	6.87

Iraq (Cost $ 266,304)
Iraq (Rep of) 5.800%, 1/15/2028	300,000	271,500	1.36
		271,500	1.36

Ivory Coast (Cost $ 102,267)
Ivory Coast Government International Bond 2.500%, 12/31/2032	200,000	72,000	0.36
		72,000	0.36

Jamaica (Cost $ 202,915)
Digicel Group Ltd. 8.875%, 1/15/2015	200,000	204,197	1.02
		204,197	1.02

Kazakhstan (Cost $ 1,620,245)
BTA Bank JSC 10.750%, 7/1/2018	450,000	484,875	2.43
BTA Bank JSC 7.200%, 7/1/2025	400,000	282,000	1.41
Kazakhstan Temir Zholy Finance B.V. 6.375%, 10/6/2020	200,000	209,500	1.05
KazMunayGas National Co. 11.750%, 1/23/2015	100,000	124,500	0.62
KazMunayGas National Co. 9.125%, 7/2/2018	100,000	119,625	0.60
KazMunayGas National Co. 7.000%, 5/5/2020	100,000	105,250	0.53
Zhaikmunai Finance B.V. 10.500%, 10/19/2015	300,000	315,559	1.58
		1,641,309	8.22

Lebanon (Cost $ 105,066)
Lebanon Government International Bond 6.375%, 3/9/2020	100,000	100,500	0.50
		100,500	0.50

Lithuania (Cost $ 166,684)
Lithuania (Rep of) 7.375%, 2/11/2020	150,000	164,625	0.82
		164,625	0.82

Malaysia (Cost $ 266,708)
1Malaysia Sukuk Global Bhd. 3.928%, 6/4/2015	100,000	104,800	0.53
Petronas Capital Ltd. 5.250%, 8/12/2019	150,000	159,748	0.80
		264,548	1.33

Mexico (Cost $ 1,656,616)
Cemex Espana Luxembourg 9.250%, 5/12/2020	200,000	206,750	1.04
Cemex S.A.B. de C.V. 9.000%, 1/11/2018	200,000	204,502	1.02
Mexican Bonos 7.500%, 6/21/2012 *	770,000	65,610	0.33
Mexican Bonos 9.000%, 12/20/2012 *	1,950,000	171,333	0.86
Mexican Bonos 9.000%, 6/20/2013 *	730,000	64,807	0.33
Mexican Bonos 8.000%, 12/17/2015 *	290,000	25,421	0.13
Mexico Government International Bond 6.625%, 3/3/2015	150,000	172,500	0.86
Mexico Government International Bond 5.950%, 3/19/2019	166,000	185,920	0.93
Mexico Government International Bond 8.300%, 8/15/2031	150,000	198,750	1.00
Mexico Government International Bond 6.750%, 9/27/2034	35,000	39,287	0.20
Mexico Government International Bond 6.050%, 1/11/2040	200,000	204,000	1.02
Petroleos Mexicanos 8.000%, 5/3/2019	100,000	120,000	0.60
		1,658,880	8.32

Nigeria (Cost $ 198,154)
Afren PLC 11.500%, 2/1/2016	200,000	199,500	1.00
		199,500	1.00

ASHMORE EMERGING MARKETS TOTAL RETURN FUND	(UNAUDITED)

SCHEDULE OF INVESTMENTS (continued)

January 31, 2011

	Principal Amount	Market Value	% of Net Assets
Panama (Cost $ 293,014)
Panama (Rep of) 7.250%, 3/15/2015	100,000	$117,000	0.59
Panama (Rep of) 6.700%, 1/26/2036	150,000	168,000	0.84
		285,000	1.43

Peru (Cost $ 383,739)
Peru (Rep of) 7.125%, 3/30/2019	200,000	238,700	1.19
Peru (Rep of) 8.750%, 11/21/2033	100,000	137,000	0.69
		375,700	1.88

Philippines (Cost $ 1,074,682)
Philippine (Rep of) 8.375%, 6/17/2019	100,000	127,250	0.64
Philippine (Rep of) 4.000%, 1/15/2021	200,000	188,750	0.94
Philippine (Rep of) 10.625%, 3/16/2025	150,000	229,500	1.15
Philippine (Rep of) 9.500%, 2/2/2030	150,000	212,250	1.06
Philippine (Rep of) 6.375%, 10/23/2034	150,000	157,688	0.79
Power Sector Assets & Liabilities Management Corp. 7.390%, 12/2/2024	100,000	115,875	0.58
		1,031,313	5.16

Poland (Cost $ 408,065)
Poland (Rep of) 6.375%, 7/15/2019	100,000	111,438	0.56
TVN Finance Corp. II AB 10.750%, 11/15/2017 *	200,000	307,161	1.54
		418,599	2.10

Russia (Cost $ 1,186,238)
Russian Agricultural Bank OJSC Via RSHB Capital S.A. 6.299%, 5/15/2017	150,000	154,125	0.77
Russian Federal Bond - OFZ 11.300%, 10/17/2012 *	830,000	30,276	0.15
Russian Federal Bond - OFZ 12.000%, 03/27/2013 *	290,000	10,861	0.05
Russian Foreign Bond - Eurobond 5.000%, 4/29/2020	100,000	98,850	0.50
Russian Foreign Bond - Eurobond 12.750%, 6/24/2028	100,000	173,000	0.87
Russian Foreign Bond - Eurobond 7.500%, 3/31/2030 (a)	313,250	359,141	1.80
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 7.748%, 2/2/2021	200,000	210,240	1.05
Vnesheconombank Via VEB Finance Ltd. 6.902%, 7/9/2020	150,000	154,500	0.78
		1,190,993	5.97

South Africa (Cost $ 227,028)
South Africa (Rep of) 6.875%, 5/27/2019	100,000	113,750	0.57
South Africa (Rep of) 5.500%, 3/9/2020	100,000	103,500	0.52
		217,250	1.09

Sri Lanka (Cost $ 102,474)
Sri Lanka (Rep of) 6.250%, 10/4/2020	100,000	100,500	0.50
		100,500	0.50

Thailand (Cost $ 213,305)
True Move Co. Ltd. 10.375%, 8/1/2014	200,000	212,567	1.07
		212,567	1.07

Turkey (Cost $ 947,626)
Turkey (Rep of) 6.750%, 4/3/2018	200,000	221,750	1.11
Turkey (Rep of) 7.000%, 6/5/2020	150,000	168,000	0.85
Turkey (Rep of) 7.375%, 2/5/2025	200,000	227,750	1.14
Turkey (Rep of) 6.875%, 3/17/2036	150,000	155,813	0.78
Turkey (Rep of) 6.750%, 5/30/2040	100,000	102,250	0.51
		875,563	4.39

ASHMORE EMERGING MARKETS TOTAL RETURN FUND	(UNAUDITED)

SCHEDULE OF INVESTMENTS (continued)

January 31, 2011

	Principal Amount	Market Value	% of Net Assets
Ukraine (Cost $ 957,573)
Commercial Bank Privatbank JSC Via UK SPV Credit Finance PLC 9.375%, 9/23/2015	200,000	$198,250	0.99
Financing of Infrastrucural Projects State Enterprise 8.375%, 11/3/2017	100,000.00	105,812	0.53
Ukraine Government International Bond 7.650%, 6/11/2013	150,000.00	157,500	0.79
Ukraine Government International Bond 6.875%, 9/23/2015	150,000.00	153,188	0.77
Ukraine Government International Bond 7.750%, 9/23/2020	150,000.00	153,375	0.77
Ukreximbank Via Biz Finance PLC 8.375%, 4/27/2015	200,000	206,000	1.03
		974,125	4.88

United Arab Emirates (Cost $ 1,419,959)
Atlantic Finance Ltd. 10.750%, 5/27/2014	200,000	219,000	1.10
Dubai (Govt of) 7.750%, 10/5/2020	250,000	240,000	1.20
Dubai DOF Sukuk Ltd. 6.396%, 11/3/2014	100,000	98,750	0.49
Dubai Holding Commercial Operations MTN Ltd. 4.750%, 1/30/2014 *	500,000	573,996	2.88
Dubai Sukuk Centre Ltd. 0.677%, 6/13/2012	400,000	340,000	1.71
		1,471,746	7.38

Uruguay (Cost $ 684,426)
Uruguay (Rep of) 5.000%, 9/14/2018 *	880,000	70,257	0.35
Uruguay (Rep of) 6.875%, 9/28/2025	150,000	172,500	0.86
Uruguay (Rep of) 4.250%, 4/5/2027 *	360,000	26,726	0.13
Uruguay (Rep of) 7.625%, 3/21/2036	300,000	358,500	1.80
Uruguay (Rep of) 3.700%, 6/26/2037 *	330,000	21,490	0.11
Uruguay Notas del Tesoro 9.000%, 1/27/2014 *	100,000	5,070	0.03
Uruguay Notas del Tesoro 3.250%, 1/27/2019 *	100,000	10,938	0.05
		665,481	3.33

Venezuela (Cost $ 699,605)
Petroleos de Venezuela S.A. 5.250%, 4/12/2017	150,000	85,500	0.43
Petroleos de Venezuela S.A. 5.500%, 4/12/2037	150,000	67,125	0.34
Venezuela (Rep of) 5.750%, 2/26/2016	150,000	106,125	0.53
Venezuela (Rep of) 9.000%, 5/7/2023	180,000	121,950	0.61
Venezuela (Rep of) 8.250%, 10/13/2024	200,000	128,200	0.64
Venezuela (Rep of) 9.250%, 9/15/2027	195,000	142,350	0.71
Venezuela (Rep of) 9.375%, 1/13/2034	60,000	40,650	0.21
		691,900	3.47

Total Debt Securities (Cost $20,298,267)		20,090,446	100.66

Total Value of Investments (Total Cost $20,298,267)		20,090,446	100.66
Open Reverse Repurchase Agreements

ING dated 12/21/2010, 0.400%, open maturity	(332,108)	(332,108)	(1.66)
ING dated 12/9/2010, 0.400%, open maturity	(251,676)	(251,676)	(1.26)
ING dated 12/9/2010, 0.400%, open maturity	(224,730)	(224,730)	(1.13)
ING dated 12/19/2010, 0.450%, open maturity	(216,480)	(216,480)	(1.08)
Total Open Reverse Repurchase Agreements (Cost $(1,024,994))		(1,024,994)	(5.13)
Net Other Current Assets		892,433	4.47

Net Assets		$19,957,885	100.00

*	Principal amounts stated in local currency.

(a) On January 31, 2011, securities valued at $1,106,141 were pledged as collateral for open reverse repurchase agreements.

At January 31, 2011 the Ashmore Emerging Markets Total Return Fund’s investments were denominated in the following currencies (unaudited):

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
U.S. Dollar	90.13%
Euro	5.11
All other currencies less than 5%	4.76

Total	100.00%

At January 31, 2011 the Ashmore Emerging Markets Total Return Fund had outstanding forward currency exchange contracts as follows (unaudited):

SETTLEMENT DATE	CURRENCY TO BUY	AMOUNT (LOCAL CURRENCY)	CURRENCY TO SELL	AMOUNT (LOCAL CURRENCY)	UNREALIZED GAIN (LOSS)
3/2/2011	BRL	203,280	USD	(120,516)	628.00
2/10/2011	CLP	91,238,000	USD	(190,000)	(1,062.00)
3/4/2011	CLP	28,050,000	USD	(60,000)	(1,832.00)
4/14/2011	CLP	44,390,250	USD	(90,000)	2,306.00
2/10/2011	COP	453,600,000	USD	(240,000)	2,991.00
2/10/2011	CZK	9,304,610	USD	(490,000)	36,479.00
2/1/2011	HUF	52,787,500	USD	(250,000)	14,841.00
3/1/2011	HUF	52,787,500	USD	(262,775)	1,106.00
2/10/2011	IDR	997,150,000	USD	(110,000)	50.00
2/3/2011	ILS	283,684	USD	(80,000)	(3,530.00)
3/10/2011	ILS	690,793	USD	(195,233)	(9,057.00)
3/3/2011	ILS	283,684	USD	(76,450)	10.00
3/10/2011	ILS	185,700	USD	(50,000)	47.00
2/4/2011	INR	900,000	USD	(20,000)	(413.00)
2/4/2011	INR	19,528,450	USD	(429,811)	(4,819.00)
2/14/2011	KRW	159,782,000	USD	(140,000)	2,484.00
2/10/2011	MXN	6,401,316	USD	(510,000)	17,243.00
2/7/2011	MYR	346,720	USD	(113,196)	(6.00)
3/7/2011	MYR	346,720	USD	(113,437)	(438.00)
2/7/2011	MYR	346,720	USD	(113,337)	(146.00)
2/10/2011	PEN	282,300	USD	(100,000)	1,888.00
2/14/2011	PHP	12,681,700	USD	(287,339)	(1,282.00)
2/10/2011	PLN	1,963,200	USD	(640,000)	43,250.00
3/2/2011	PLN	177,942	USD	(62,746)	(911.00)
2/10/2011	RON	685,650	USD	(210,000)	10,171.00
2/1/2011	RUB	596,410	USD	(19,000)	1,014.00
4/18/2011	RUB	1,887,287	USD	(61,649)	1,267.00
4/4/2011	RUB	262,719	USD	(8,801)	(30.00)
2/1/2011	RUB	262,719	USD	(8,805)	11.00
2/1/2011	RUB	333,691	USD	(11,183)	14.00
2/14/2011	SGD	38,591	USD	(30,000)	165.00
4/19/2011	SGD	803,202	USD	(622,637)	5,269.00
2/14/2011	THB	3,620,100	USD	(120,000)	(2,841.00)
2/18/2011	TRY	713,959	USD	(449,540)	(5,629.00)
2/10/2011	TWD	3,621,600	USD	(124,754)	—
2/1/2011	USD	10,627	RUB	(333,691)	(570.00)
2/14/2011	USD	40,000	COP	(73,500,000)	621.00
2/14/2011	USD	50,000	COP	(92,356,000)	519.00
2/22/2011	USD	997,121	EUR	(748,761)	(27,762.00)
10/25/2011	USD	70,000	TRY	(113,834)	1,735.00
2/10/2011	USD	20,272	IDR	(183,766,600)	(9.00)
2/1/2011	USD	263,773	HUF	(52,787,500)	(1,068.00)

SETTLEMENT DATE	CURRENCY TO BUY	AMOUNT (LOCAL CURRENCY)	CURRENCY TO SELL	AMOUNT (LOCAL CURRENCY)	UNREALIZED GAIN (LOSS)
2/1/2011	USD	8,846	RUB	(262,719)	29.00
2/2/2011	USD	121,216	BRL	(203,280)	(730.00)
2/7/2011	USD	113,567	MYR	(346,720)	377.00
2/3/2011	USD	76,465	ILS	(283,684)	(4.00)
2/7/2011	USD	113,337	MYR	(346,720)	146.00
2/1/2011	USD	19,988	RUB	(596,410)	(25.00)
2/10/2011	ZAR	2,108,880	USD	(300,000)	(7,135.00)
2/10/2011	ZAR	668,310	USD	(100,000)	(7,190.00)

Total					$68,172

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rate and yield curves, and/or securities indices).

Level 3 - Valuations based on inputs that are unobservable and significant. The Fund utilized the following valuation techniques on Level 3 investments: The Fund valued certain securities at cost as no other viable pricing sources were available.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Ashmore Emerging Markets Total Return Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2011:

INVESTMENTS	LEVEL 1	LEVEL 2	LEVEL 3	Totals
Assets:
Corporate Bonds	$—	$8,331,475	$—	$8,331,475
Government Agencies	—	374,455	—	374,455
Government Bonds	—	10,466,484	16,008	10,482,492
Financial Certificates	—	543,550	—	543,550
Index Linked Government Bonds	—	118,474	—	118,474
Municipal/Provincial Bonds	—	240,000	—	240,000

	$—	$20,074,438	$16,008	$20,090,446
Liabilities:
Repurchase Agreements	—	(1,024,994)	—	(1,024,994)

Total Investments	$—	$19,049,444	$16,008	$19,065,452

OTHER FINANCIAL INSTRUMENTS
Assets:
Forward Currency Exchange Contracts	$—	$144,661	$—	$144,661
Interest Rate Swaps	—	260	—	260
Liabilities:
Forward Currency Exchange Contracts	—	(76,489)	—	(76,489)
Interest Rate Swaps	—	(4,568)	—	(4,568)

Total Other Financial Instruments	$—	$63,864	$—	$63,864

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 11/19/10 (Commencement of Operations)	NET REALIZED GAIN(LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET PURCHASES (SALES)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3	BALANCE AS OF 1/31/11
Government Bonds	$—	$—	$118	$15,890	$—	$16,008

Total	$—	$—	$118	$15,890	$—	$16,008

The amount of change in net unrealized losses on investments in Level 3 securities still held at January 31, 2011 was approximately $118, which is included in the Statement of Operations as part of the net change in unrealized depreciation on investments.

At January 31, 2011, the Ashmore Emerging Markets Total Return Fund had the following interest rate swap contract agreements outstanding (unaudited):

Pay Rate Index	Receive Rate Index	Notional Amount	Expiration Date	Fair Value	Premiums Paid/ (Received)	Unrealized Gains (Losses)	Counterparty
None	Brazil CETIP Interbank Deposit Rate	$747,765	1/2/13	$(2,911)	$—	$(2,911)	HSBC
None	Brazil CETIP Interbank Deposit Rate	76,017	1/2/17	(1,657)	—	(1,657)	HSBC
None	Malaysia Interbank Offered Rate Fixing 3 Month	300,000	1/26/16	260	—	260	Deutsche Bank

		$1,123,782		$(4,308)	$—	$(4,308)

Item 2.	Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes - Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ashmore Funds

By:	/s/ George Grunebaum
George Grunebaum, President (Principal Executive Officer)

Date:	March 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George Grunebaum
George Grunebaum, President
(Principal Executive Officer)

Date:	March 31, 2011

By:	/s/ Christopher Tsutsui
Christopher Tsutsui, Treasurer
(Principal Financial Officer)

Date:	March 31, 2011